Customer Concentration	12 Months Ended
Dec. 31, 2017
Risks and Uncertainties [Abstract]
Customer Concentration
CUSTOMER CONCENTRATION

The following table shows customers with revenues of 10% or greater of total third-party revenues and customers with accounts receivable balances of 10% or greater of total accounts receivable from third parties:

	Percentage of Total Third-Party Revenues			Percentage of Accounts Receivable from Third Parties
	Year Ended December 31,			December 31,
	2017	2016	2015	2017	2016
Customer A	39%	52%	—%	39%	47%
Customer B	27%	*	—%	32%	50%
Customer C	23%	—%	—%	26%	—%

* Less than 10%

During the year ended December 31, 2017, revenues from external customers that were derived from domestic customers was $1.4 billion and from customers outside of the United States was $1.5 billion, of which $787 million and $666 million were from customers in Ireland and South Korea, respectively. During the year ended December 31, 2016, revenues from external customers that were derived from domestic customers was $677 million and from customers outside of the United States was $125 million. We attribute revenues from external customers to the country in which the party to the applicable agreement has its principal place of business. Substantially all of our long-lived assets are located in the United States.